Award Timing Disclosure	12 Months Ended
Jun. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Company has certain practices relating to the timing of grants of stock options. For option grants to our employees, including executive officers, grants of options are currently made by and at meetings of the Subcommittee on a predetermined schedule under our Share Incentive Plan. The Subcommittee does not currently take material non-public information into account when determining the timing and terms of stock option awards, except that if the Company determines that it is in possession of material non-public information on an anticipated grant date, the Subcommittee expects to defer the grant until a date on which the Company is not in possession of material non-public information. For option grants to our non-employee directors, as specified in the Director Share Plan such grants are automatically made on the date of each Annual Meeting to each non-employee director in office immediately following such meeting. See “Director Compensation” above. It is the Company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	For option grants to our employees, including executive officers, grants of options are currently made by and at meetings of the Subcommittee on a predetermined schedule under our Share Incentive Plan. The Subcommittee does not currently take material non-public information into account when determining the timing and terms of stock option awards, except that if the Company determines that it is in possession of material non-public information on an anticipated grant date, the Subcommittee expects to defer the grant until a date on which the Company is not in possession of material non-public information. For option grants to our non-employee directors, as specified in the Director Share Plan such grants are automatically made on the date of each Annual Meeting to each non-employee director in office immediately following such meeting. See “Director Compensation” above. It is the Company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.